Document and Entity Information	6 Months Ended
Mar. 31, 2024
Document and Entity Information
Entity Registrant Name	WESTPAC BANKING CORP
Document Type	6-K
Document Period End Date	Mar. 31, 2024
Entity Central Index Key	0000719245
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Amendment Flag	false